Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	SFr (12,224)
Balance	(14,599)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(18)	SFr 9
Increase/(decrease)	43	24
Reclassification adjustments, included in net income	9	(9)
Total increase/(decrease)	52	15
Balance	34	24
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(11,623)	(13,738)
Increase/(decrease)	(2,455)	(186)
Reclassification adjustments, included in net income	6	0
Total increase/(decrease)	(2,449)	(186)
Balance	(14,072)	(13,924)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	56	35
Increase/(decrease)	(4)	15
Reclassification adjustments, included in net income	(1)	0
Total increase/(decrease)	(5)	15
Balance	51	50
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(656)	(714)
Increase/(decrease)	0	(3)
Reclassification adjustments, included in net income	34	22
Total increase/(decrease)	34	19
Balance	(622)	(695)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	17	3
Increase/(decrease)	0	0
Reclassification adjustments, included in net income	(7)	(1)
Total increase/(decrease)	(7)	(1)
Balance	10	2
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(12,224)	(14,405)
Increase/(decrease)	(2,416)	(150)
Reclassification adjustments, included in net income	41	12
Total increase/(decrease)	(2,375)	(138)
Balance	SFr (14,599)	SFr (14,543)